Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
36	SUBSEQUENT EVENTS

The Company evaluated all events and transactions from June 2024, up through August 19, 2024, which is the date that these unaudited interim condensed consolidated financial statements are available to be issued, other than the events disclosed above, there are not any material subsequent events that require in the consolidated financial statements.